Stock-based Compensation (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Weighted Average Assumption for Fair Value of Option Grant Estimated Using Black-Scholes Option Pricing Model

 There were no stock options granted in 2017.

	2016	2015
Expected volatility	35.0%	35.0%
Expected term	6.0 years	6.0 years
Expected dividends	None	None
Risk free rate	1.93%	1.84%
Grant date fair value	$6.76	$6.29

Summary of Stock Option Plan

A summary of the status of the Company’s stock option plan as of December 31, 2017 and changes during the year then ended is presented below:

(dollars in thousands, except for share amounts)	Shares	Weighted- Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at beginning of year	2,495,134	$11.26
Granted	—	$—
Exercised	(223,334)	$10.28
Forfeited or expired	(10,000)	$18.25

Outstanding at end of year	2,261,800	$11.32	3.8 years	$36,297

Options exercisable	2,097,804	$10.80	3.4 years	$34,755